Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2021	¥ 70	¥ (44,228)	¥ 7,342,344	¥ 14,019	¥ (15,664)	¥ (5,818,645)	¥ 1,477,896	¥ 619		¥ 1,478,515
Balance, shares at Dec. 31, 2021 | shares	2,158,791,222
Treasury shares at Dec. 31, 2021 | shares		(12,255,830)
Net loss						(138,173)	(138,173)	(217)		(138,390)
Foreign currency translation adjustments					78,777		78,777			78,777
Appropriation to statutory reserves				2,059		(2,059)
Repurchasing common stock (Note 22)		¥ (95,436)					(95,436)			(95,436)
Repurchasing common stock, shares | shares		(139,237,930)
Issuance of ordinary shares due to the exercise of share option (Note 24)		¥ 2,903	(2,390)				513			513
Issuance of ordinary shares due to the exercise of share option, shares | shares		773,640
Issuance of restricted shares (Note 24)		¥ 38,052	(38,052)
Issuance of restricted shares, shares | shares		10,326,250
Capital injection from non-controlling interests								197		197
Conversion of liabilities to NCI of subsidiaries to capital								1,577		1,577
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders			1,099				1,099	(1,099)
Share based compensation			30,150				30,150			30,150
Disposal of shares in a subsidiary			(7)			211	204	(207)		(3)
Balance at Dec. 31, 2022	¥ 70	¥ (98,709)	7,333,144	16,078	63,113	(5,958,666)	1,355,030	870		1,355,900
Balance, shares at Dec. 31, 2022 | shares	2,158,791,222
Treasury shares at Dec. 31, 2022 | shares		(140,393,870)
Net loss						(165,129)	(165,129)	9		(165,120)
Foreign currency translation adjustments					22,178		22,178			22,178
Appropriation to statutory reserves				176		(176)
Repurchasing common stock (Note 22)		¥ (20,978)					(20,978)			(20,978)
Repurchasing common stock, shares | shares		(53,606,770)
Issuance of restricted shares (Note 24)		¥ 3,579	(3,579)
Issuance of restricted shares, shares | shares		1,587,950
Share based compensation			(885)				(885)			(885)
Balance at Dec. 31, 2023	¥ 70	¥ (116,108)	7,328,680	16,254	85,291	(6,123,971)	1,190,216	879		¥ 1,191,095
Balance, shares at Dec. 31, 2023 | shares	2,158,791,222
Treasury shares at Dec. 31, 2023 | shares		(192,412,690)							192,412,690	192,412,690
Net loss						(123,110)	(123,110)	(11)	$ (16,866)	¥ (123,121)
Foreign currency translation adjustments					7,854		7,854		1,076	7,854
Appropriation to statutory reserves				472		(472)
Issuance of restricted shares (Note 24)		¥ 2,774	(2,774)
Issuance of restricted shares, shares | shares		3,837,500
Share based compensation			2,430				2,430			2,430
Disposal of shares in a subsidiary						21	21	(208)		(187)
Acquisition of a subsidiary						(25)	(25)			(25)
Balance at Dec. 31, 2024	¥ 70	¥ (113,334)	¥ 7,328,336	¥ 16,726	¥ 93,145	¥ (6,247,557)	¥ 1,077,386	¥ 660	$ 147,692	¥ 1,078,046
Balance, shares at Dec. 31, 2024 | shares	2,158,791,222
Treasury shares at Dec. 31, 2024 | shares		(188,575,190)							188,575,190	188,575,190